Earnings per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2013 Employee Stock Option [Member]	Sep. 30, 2012 Employee Stock Option [Member]	Sep. 30, 2011 Employee Stock Option [Member]	Sep. 30, 2013 Smurfit Stone [Member]	Sep. 30, 2012 Smurfit Stone [Member]	May 27, 2011 Smurfit Stone [Member]
Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Net income attributable to Rock-Tenn Company shareholders	$ 176.5	$ 140.1	$ 324.7	$ 86.0	$ 82.3	$ 58.2	$ 31.9	$ 76.7	$ 727.3	$ 249.1	$ 141.1
Less: Distributed and undistributed income available to participating securities									(0.2)	(0.8)	(1.4)
Distributed and undistributed income attributable to Rock-Tenn Company shareholders									727.1	248.3	139.7
Basic weighted average shares outstanding									72.0	71.2	49.7
Basic earnings per share attributable to Rock-Tenn Company shareholders	$ 2.45	$ 1.94	$ 4.51	$ 1.20	$ 1.15	$ 0.82	$ 0.45	$ 1.08	$ 10.10	$ 3.49	$ 2.81
Less: Distributed and undistributed income available to participating securities									(0.2)	(0.7)	(1.4)
Distributed and undistributed income attributable to Rock-Tenn Company shareholders									$ 727.1	$ 248.4	$ 139.7
Effect of dilutive stock options and non-participating securities									1.1	0.9	0.8
Diluted weighted average shares outstanding									73.1	72.1	50.5
Diluted earnings per share attributable to Rock-Tenn Company shareholders	$ 2.40	$ 1.91	$ 4.45	$ 1.18	$ 1.14	$ 0.81	$ 0.44	$ 1.06	$ 9.95	$ 3.45	$ 2.77
Shares reserved for future issuance															0.2	0.7	0.7
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount												0.1	0.3	0.1